Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable convertible Series A preferred units, per unit value	$ 2.81	$ 2.81	$ 2.81
Redeemable convertible Series A preferred units -units authorized	0	8,109,848	8,109,848
Redeemable convertible Series A preferred units - units issued	0	8,109,847	8,109,847
Redeemable convertible Series A preferred units - units outstanding	0	8,109,847	8,109,847
Redeemable convertible Series A preferred units, redemption value	$ 0	$ 33,483	$ 33,483
Common units, par value	$ 0	$ 0	$ 0
Common units, units authorized	0	33,333,333	33,333,333
Common units, units issued	0	17,300,000	17,300,000
Common units, units outstanding	0	17,300,000	17,300,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	0	0
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	0	0
Common stock, shares issued	30,475,787	0	0
Common stock, shares outstanding	30,475,787	0	0
Treasury units/stock, par value	$ 0	$ 0	$ 0
Treasury units/stock, authorized	8,110,000	8,110,000	8,110,000
Treasury units/stock, outstanding	8,110,000	8,110,000	8,110,000